5 MARKETABLE SECURITES (Details Narrative) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Marketable Securities [Abstract]
Mediswipe, Inc.'s common stock	7,949,252	10,000,000
Shares sold	2,050,748
Amount gained	$ 38,117
Beginning fair value		38,000	190,000
Unrealized gains (losses) included in accumulated other comprehensive income (loss)	189,987	114,000	(152,000)
Net carrying value	$ 341,023	$ 152,000	$ 38,000